TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

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Transamerica Foxhall Emerging Markets/Pacific Rim VP

Transamerica Foxhall Global Conservative VP

Transamerica Foxhall Global Growth VP

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Change in Sub-Adviser. AEGON USA Investment Management, LLC ("AUIM") will become the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP and Transamerica Foxhall Global Growth VP (the "Portfolios") on an interim basis. This change is expected to occur on or about August 18, 2011. On the effective date of the change, the Portfolios will be renamed as follows:

Current Name	New Name
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP

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Investors Should Retain this Supplement for Future Reference

August 17, 2011